Stock Based Compensation - PSUs (Details) - $ / shares			12 Months Ended
		Aug. 04, 2014	Dec. 31, 2015		Dec. 28, 2014	Dec. 29, 2013
PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, shares			107,000	[1],[2]	43,000	0
Outstanding, Weighted Average Fair Value			$ 74.35		$ 0.00
Outstanding and nonvested, Weighted Average Remaining Contractual Term (in years)			7 months 13 days	[1],[2]	1 year 4 months
Grants in period, shares			66,000		55,000
Grants in period, Weighted Average Fair Value			$ 68.10		$ 79.16
Forfeitures in Period, shares			(17,000)		(11,000)
Forfeitures in Period, Weighted Average Fair Value			$ 64.89		$ 75.92
Adjustment due to Publishing Spin-off, shares	[3]				(1,000)
Outstanding, Weighted Average Fair Value			$ 65.50	[1],[2]	$ 74.35	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instrument Other Than Options, Special Cash Dividend Adjustments	[1]		12,000
PSUs cancelled from Publishing Spin-off, shares		7,936
Increase in stock based compensation to preserve intrinsic value, shares		6,945
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instrument Other Than Options, Special Cash Dividend Adjustments PSUs Not Deemed Granted			5,907
PSU Dividend Equivalent Unit (DEU)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Grants in period, shares			3,000
Grants in period, Weighted Average Fair Value			$ 41.86

[1]	(2) Represents shares of PSUs for which performance targets have been established and which are deemed granted under U.S. GAAP. An additional adjustment of 5,907 PSUs which have not yet been deemed granted under U.S. GAAP is not reflected in the table above.
[2]	(3) The weighted average fair value of outstanding PSUs as of December 31, 2015 reflects the adjustment for the Special Cash Dividend.
[3]	(1)As of the date of the Publishing Spin-off, 7,936 of PSUs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 6,945 PSUs to preserve the fair value of outstanding PSUs attributable to Tribune Media Company employees.